Consolidated Balance Sheets (Unaudited)		Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 23,506,562	$ 3,298,333	¥ 48,164,664
Restricted cash		418,201	58,680	417,990
Accounts receivable, net		486,251	68,229	1,739,065
Inventories, net		8,777,977	1,231,686	12,874,986
Prepayments		23,847,057	3,346,110	24,386,010
Other current assets		53,747,621	7,541,621	37,908,092
Total current assets		110,783,669	15,544,659	125,490,807
Non-current assets:
Property, plant and equipment, net		199,842,200	28,040,944	169,653,582
Intangible asset, net		47,238,366	6,628,272	47,731,288
Operating lease right-of-use assets		7,041,815	988,075	7,424,554
Total non-current assets		254,122,381	35,657,291	224,809,424
TOTAL ASSETS		364,906,050	51,201,950	350,300,231
Current liabilities:
Short-term debts		20,000,000	2,806,309	20,000,000
Current portion of long-term debts		4,580,000	642,645	3,410,000
Accounts payable		18,204,768	2,554,410	16,875,586
Advance from customers		101,190,688	14,198,615	107,826,617
Operating lease liabilities, current		2,892,871	405,914	3,479,752
Other current liabilities		85,149,822	11,947,834	90,978,171
Total current liabilities		232,018,149	32,555,727	242,570,126
Non-current liabilities:
Long-term debts		158,660,063	22,262,455	120,260,783
Operating lease liabilities, non-current		3,938,710	552,662	3,730,672
Total non-current liabilities		162,598,773	22,815,117	123,991,455
Total liabilities		394,616,922	55,370,844	366,561,581
Shareholders’ deficit:
Additional paid-in capital		459,199,604	64,432,789	428,310,028
Accumulated deficit		(509,265,433)	(71,457,798)	(452,031,693)
Statutory reserves		6,647,109	932,692	6,647,109
Accumulated other comprehensive income		7,055,364	989,976	2,254,558
Total Nano Labs Ltd shareholders' deficit		(36,270,064)	(5,089,250)	(14,732,998)
Noncontrolling interests		6,559,192	920,356	(1,528,352)
Total shareholders’ deficit		(29,710,872)	(4,168,894)	(16,261,350)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT		364,906,050	51,201,950	350,300,231
Class A Ordinary Shares
Shareholders’ deficit:
Ordinary shares	[1]	56,398	7,914	50,106
Class B Ordinary Shares
Shareholders’ deficit:
Ordinary shares	[1]	¥ 36,894	$ 5,177	¥ 36,894

[1]	After giving effect of the reverse stock split, see Note 11.